Stock-based compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2011	Dec. 31, 2007
Class of Stock [Line Items]
Share-based compensation expense	$ 177,619
Share-based compensation expense	16,522,000	$ 15,960,000	$ 16,121,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 978
Nonemployees
Class of Stock [Line Items]
Share-based compensation expense		$ 39,027
Employees and Board Members
Class of Stock [Line Items]
Options, granted	14,582	3,864,188	1,883,544
Share-based compensation expense	$ 138,592
Employees and Board Members #2
Class of Stock [Line Items]
Options, exercised		164,271	16,714
Employee Stock Options
Class of Stock [Line Items]
Options, granted		6,600	33,000
Stock options, vested date		July 1, 2023	May 1, 2022
Employees #2
Class of Stock [Line Items]
Options, granted		6,600	33,000
Stock options, vested date		July 1, 2024	May 1, 2023
Employees #3
Class of Stock [Line Items]
Options, granted		6,800	34,000
Stock options, vested date		July 1, 2025	May 1, 2024
External Advisors
Class of Stock [Line Items]
Options, granted	200	6,521	23,042
External Advisors #2
Class of Stock [Line Items]
Options, exercised	3,636		6,521
Common Stock Class B
Class of Stock [Line Items]
Stock options, number of allocated shares	18,418	4,054,980	2,029,821
Options, exercise price	$ 3.11	$ 3.00	$ 35.50
Options, exercised	10,086	6,256
Common Stock Class A
Class of Stock [Line Items]
Stock options, number of allocated shares			9,818,000
Options, exercise price	$ 0.25	$ 0.25	$ 0.25
WISeKey SA | the "ESOP 1"
Class of Stock [Line Items]
Stock options, number of allocated shares					2,632,500
Options, exercise price					$ 0.01
WISeKey SA | the "ESOP 2"
Class of Stock [Line Items]
Stock options, number of allocated shares				16,698,300
Options, exercise price				$ 0.01